September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Science and Technology Term Trust (BSTZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Archer Aviation, Inc., Class A(a)	586,922	$ 5,622,713
BWX Technologies, Inc.	77,728	14,330,711
		19,953,424
Automobiles — 1.1%
Tesla, Inc.(a)	40,731	18,113,890
Broadline Retail — 1.7%
MercadoLibre, Inc.(a)	11,965	27,961,487
Capital Markets — 1.3%
Bullish(a)(b)	157,674	10,029,643
Cboe Global Markets, Inc.	46,627	11,435,272
		21,464,915
Communications Equipment — 3.5%
Accton Technology Corp.	609,000	21,059,956
Lumentum Holdings, Inc.(a)	228,829	37,232,767
		58,292,723
Consumer Finance — 0.7%
SoFi Technologies, Inc.(a)	427,215	11,287,020
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $7,113,729)(a)(c)(d)	4,651	—
Electrical Equipment(a) — 1.7%
Doosan Enerbility Co. Ltd.	287,388	12,842,500
Siemens Energy AG	126,544	14,878,932
		27,721,432
Electronic Equipment, Instruments & Components — 5.5%
Celestica, Inc.(a)	174,443	42,979,266
Elite Material Co. Ltd.	307,000	12,424,665
Fabrinet(a)	98,883	36,054,720
		91,458,651
Entertainment — 6.1%
Konami Group Corp.	66,900	9,651,125
Nintendo Co. Ltd.	133,500	11,550,318
Spotify Technology SA(a)	51,844	36,187,112
Take-Two Interactive Software, Inc.(a)	104,305	26,948,240
Tencent Music Entertainment Group, ADR	721,503	16,839,880
		101,176,675
Financial Services(a) — 2.7%
Chime Financial, Inc., Class A	303,989	6,131,458
Klarna 6mo Lock Up	1,042,068	38,191,792
		44,323,250
Independent Power and Renewable Electricity Producers — 1.0%
Talen Energy Corp.(a)	38,803	16,506,020
IT Services(a) — 4.0%
Automattic, Inc., (Acquired 02/03/21, Cost: $34,000,000)(c)(d)	400,000	10,440,000
Cloudflare, Inc., Class A	106,295	22,809,844
Deep Instinct Ltd.(c)	197,438	11,846
Farmer’s Business Network, Inc.(c)	361,834	383,544
Snowflake, Inc., Class A	144,500	32,591,975
		66,237,209
Life Sciences Tools & Services — 0.6%
Tempus AI, Inc., Class A(a)(b)	135,216	10,913,283
Security	Shares	Value
Media — 0.4%
MNTN, Inc., Class A(a)(b)	414,940	$ 7,697,137
Professional Services — 0.8%
Thomson Reuters Corp.(b)	86,724	13,470,839
Semiconductors & Semiconductor Equipment — 24.4%
Advantest Corp.	273,300	27,041,041
Alchip Technologies Ltd.	174,000	19,988,253
Amkor Technology, Inc.	537,578	15,267,215
ASMPT Ltd.	1,441,000	15,196,044
Astera Labs, Inc.(a)	213,151	41,734,966
Credo Technology Group Holding Ltd.(a)	272,367	39,659,359
KLA Corp.	16,613	17,918,782
Monolithic Power Systems, Inc.	28,481	26,220,748
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)(a)(c)(d)	10,189	—
NVIDIA Corp.(e)(f)	934,432	174,346,322
Tower Semiconductor Ltd.(a)(b)	404,496	29,245,061
		406,617,791
Software(a) — 12.8%
AppLovin Corp., Class A(f)	52,889	38,002,862
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(c)(d)	343,659	51,548,850
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(c)(d)	92,093	110,512
Guidewire Software, Inc.	69,048	15,871,373
Palantir Technologies, Inc., Class A	93,678	17,088,741
Samsara, Inc., Class A	238,413	8,880,884
ServiceTitan, Inc., Class A(b)	64,859	6,539,733
SiteMinder Ltd.	1,671,714	7,967,181
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(c)(d)	500,250	3,061,530
Snyk Ltd., Ordinary Shares, (Acquired 11/02/20, Cost: $9,287,400)(c)(d)	1,267,643	6,515,685
Synopsys, Inc.(f)	39,462	19,470,156
Unity Software, Inc.	328,941	13,170,798
Via Transportation, Inc., Class A(b)	125,623	6,039,954
Xero Ltd.	180,548	18,839,298
		213,107,557
Technology Hardware, Storage & Peripherals — 2.1%
Asia Vital Components Co. Ltd.	390,000	12,685,398
Pure Storage, Inc., Class A(a)	269,658	22,600,037
		35,285,435
Total Common Stocks — 71.6% (Cost: $646,019,658)		1,191,588,738
Preferred Securities
Preferred Stocks — 28.6%(a)(c)
Communications Equipment — 0.5%
Astranis Space Technologies Corp., Series C	775,515	8,414,338
Consumer Staples Distribution & Retail — 2.1%
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)(d)	1,762,969	34,889,157
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)(d)	4,920	—

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Term Trust (BSTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.2%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)(d)	424,688	$ 3,393,257
Financial Services(d)(g) — 1.4%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	11,390,638
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	11,390,637
		22,781,275
Interactive Media & Services — 2.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $16,961,509)(d)	150,113	37,959,074
IT Services(d) — 0.5%
TRAX Ltd.
(Acquired 02/18/21, Cost: $9,999,998)	191,806	3,212,750
(Acquired 09/12/19, Cost: $10,999,988)	293,333	4,913,328
		8,126,078
Professional Services — 0.4%
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)(d)	190,705	6,787,191
Semiconductors & Semiconductor Equipment(d) — 7.3%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	73,666,056
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	31,304,525
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,162)	636,800	14,168,800
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	2,232,201
		121,371,582
Software(d) — 13.9%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $21,999,965)	156,064	22,000,342
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	138,305,700
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	46,936,350
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	3,272,721
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	1,591,794
Snyk Ltd., Seed Preferred, (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	13,692,631
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	3,520,335
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	2,268,840
		231,588,713
		475,310,665
Total Preferred Securities — 28.6% (Cost: $278,426,119)		475,310,665
Total Long-Term Investments — 100.2% (Cost: $924,445,777)		1,666,899,403
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(h)(i)(j)	15,097,556	$ 15,105,105
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(h)(i)	11,699,688	11,699,688
Total Short-Term Securities — 1.6% (Cost: $26,803,277)		26,804,793
Total Investments Before Options Written — 101.8% (Cost: $951,249,054)		1,693,704,196
Options Written — (0.6)% (Premiums Received: $(7,674,501))		(10,344,078)
Total Investments, Net of Options Written — 101.2% (Cost: $943,574,553)		1,683,360,118
Liabilities in Excess of Other Assets — (1.2)%		(19,171,737)
Net Assets — 100.0%		$ 1,664,188,381

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $538,572,904, representing 32.4% of its net assets as of period end, and an original cost of $327,731,330.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Term Trust (BSTZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 7,491,149	$ 7,613,760 (a)	$ —	$ 117	$ 79	$ 15,105,105	15,097,556	$ 141,415 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,010,552	9,689,136 (a)	—	—	—	11,699,688	11,699,688	627,426	—
				$ 117	$ 79	$ 26,804,793		$ 768,841	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NVIDIA Corp.	225	10/03/25	USD	185.00	USD	4,198	$ (79,875)
NVIDIA Corp.	107	10/03/25	USD	180.00	USD	1,996	(79,180)
AppLovin Corp., Class A	50	10/10/25	USD	550.00	USD	3,593	(848,750)
Celestica, Inc.	86	10/10/25	USD	245.00	USD	2,119	(94,170)
Celestica, Inc.	120	10/10/25	USD	255.00	USD	2,957	(75,600)
NVIDIA Corp.	226	10/10/25	USD	185.00	USD	4,217	(124,300)
Snowflake, Inc., Class A	96	10/10/25	USD	235.00	USD	2,165	(25,680)
Spotify Technology SA	101	10/10/25	USD	735.00	USD	7,050	(67,417)
Tesla, Inc.	17	10/10/25	USD	365.00	USD	756	(137,870)
Amkor Technology, Inc.	824	10/17/25	USD	26.00	USD	2,340	(222,480)
AppLovin Corp., Class A	39	10/17/25	USD	510.00	USD	2,802	(822,900)
Astera Labs, Inc.	150	10/17/25	USD	185.00	USD	2,937	(279,750)
BWX Technologies, Inc.	129	10/17/25	USD	185.00	USD	2,378	(82,560)
Cboe Global Markets, Inc.	46	10/17/25	USD	250.00	USD	1,128	(11,845)
Chime Financial, Inc., Class A	516	10/17/25	USD	25.00	USD	1,041	(6,450)
Cloudflare, Inc., Class A	180	10/17/25	USD	200.00	USD	3,863	(337,950)
Credo Technology Group Holding Ltd.	209	10/17/25	USD	160.36	USD	3,043	(96,878)
Fabrinet	168	10/17/25	USD	370.00	USD	6,126	(228,480)
Guidewire Software, Inc.	121	10/17/25	USD	230.00	USD	2,781	(79,255)
Lumentum Holdings, Inc.	197	10/17/25	USD	141.47	USD	3,205	(457,897)
MercadoLibre, Inc.	10	10/17/25	USD	2,650.00	USD	2,337	(3,750)
MNTN, Inc., Class A	705	10/17/25	USD	22.50	USD	1,308	(17,625)
Monolithic Power Systems, Inc.	47	10/17/25	USD	910.00	USD	4,327	(174,605)
NVIDIA Corp.	154	10/17/25	USD	190.00	USD	2,873	(70,070)
NVIDIA Corp.	307	10/17/25	USD	175.00	USD	5,728	(431,335)
Pure Storage, Inc., Class A	451	10/17/25	USD	95.00	USD	3,780	(12,403)
ServiceTitan, Inc., Class A	93	10/17/25	USD	110.00	USD	938	(7,208)
Take-Two Interactive Software, Inc.	90	10/17/25	USD	240.00	USD	2,325	(179,550)
Tempus AI, Inc., Class A	90	10/17/25	USD	80.00	USD	726	(48,150)
Tencent Music Entertainment Group, ADR	574	10/17/25	USD	24.00	USD	1,340	(34,440)
Tesla, Inc.	29	10/17/25	USD	355.00	USD	1,290	(266,727)
Thomson Reuters Corp.	20	10/17/25	USD	185.00	USD	311	(700)
Tower Semiconductor Ltd.	240	10/17/25	USD	48.00	USD	1,735	(585,600)
Unity Software, Inc.	580	10/17/25	USD	38.00	USD	2,322	(203,000)
Cboe Global Markets, Inc.	33	10/24/25	USD	240.00	USD	809	(28,875)
Celestica, Inc.	90	10/24/25	USD	240.00	USD	2,217	(173,700)
MercadoLibre, Inc.	10	10/24/25	USD	2,500.00	USD	2,337	(33,000)
Samsara, Inc., Class A	209	10/24/25	USD	43.00	USD	779	(5,748)
SoFi Technologies, Inc.	350	10/24/25	USD	26.00	USD	925	(66,850)
Archer Aviation, Inc., Class A	1,089	10/31/25	USD	11.00	USD	1,043	(47,916)
Credo Technology Group Holding Ltd.	254	10/31/25	USD	170.00	USD	3,698	(153,670)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Term Trust (BSTZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NVIDIA Corp.	144	10/31/25	USD	185.00	USD	2,687	$ (136,440)
Palantir Technologies, Inc., Class A	81	10/31/25	USD	187.50	USD	1,478	(72,090)
Snowflake, Inc., Class A	74	10/31/25	USD	240.00	USD	1,669	(39,590)
Synopsys, Inc.	35	10/31/25	USD	450.00	USD	1,727	(188,650)
Take-Two Interactive Software, Inc.	87	10/31/25	USD	255.00	USD	2,248	(97,440)
Tempus AI, Inc., Class A	68	10/31/25	USD	90.00	USD	549	(23,800)
Tesla, Inc.	23	10/31/25	USD	425.00	USD	1,023	(99,475)
Thomson Reuters Corp.	161	11/06/25	USD	164.27	USD	2,501	(33,904)
Bullish	268	11/07/25	USD	72.00	USD	1,705	(104,520)
Palantir Technologies, Inc., Class A	81	11/07/25	USD	185.00	USD	1,478	(113,602)
Samsara, Inc., Class A	172	11/07/25	USD	40.00	USD	641	(20,640)
Snowflake, Inc., Class A	75	11/07/25	USD	245.00	USD	1,692	(33,188)
SoFi Technologies, Inc.	354	11/07/25	USD	32.50	USD	935	(29,205)
Synopsys, Inc.	32	11/07/25	USD	540.00	USD	1,579	(38,240)
Talen Energy Corp.	65	11/07/25	USD	425.00	USD	2,765	(181,675)
Tempus AI, Inc., Class A	68	11/07/25	USD	91.00	USD	549	(33,320)
Astera Labs, Inc.	212	11/21/25	USD	280.00	USD	4,151	(147,340)
KLA Corp.	28	11/21/25	USD	1,060.00	USD	3,020	(224,280)
Lumentum Holdings, Inc.	225	12/19/25	USD	210.00	USD	3,661	(157,500)
							$ (8,479,108)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alchip Technologies Ltd.	JPMorgan Chase Bank N.A.	27,300	10/03/25	TWD	4,441.75	TWD	95,582	$ —
SiteMinder Ltd.	Morgan Stanley & Co. International PLC	46,700	10/03/25	AUD	5.37	AUD	336	(57,023)
Xero Ltd.	UBS AG	23,000	10/03/25	AUD	174.89	AUD	3,627	—
SiteMinder Ltd.	Morgan Stanley & Co. International PLC	88,000	10/08/25	AUD	5.52	AUD	634	(98,491)
Asia Vital Components Co. Ltd.	JPMorgan Chase Bank N.A.	73,000	10/09/25	TWD	1,164.80	TWD	72,368	(548)
Xero Ltd.	Morgan Stanley & Co. International PLC	7,600	10/14/25	AUD	162.00	AUD	1,198	(6,591)
ASMPT Ltd.	JPMorgan Chase Bank N.A.	244,900	10/16/25	HKD	71.17	HKD	20,098	(341,446)
SiteMinder Ltd.	Morgan Stanley & Co. International PLC	59,500	10/16/25	AUD	7.02	AUD	429	(14,957)
Doosan Enerbility Co. Ltd.	Morgan Stanley & Co. International PLC	48,800	10/21/25	KRW	66,077.46	KRW	3,059,665	(62,226)
Advantest Corp.	JPMorgan Chase Bank N.A.	46,400	10/22/25	JPY	14,700.00	JPY	678,931	(231,640)
Siemens Energy AG	Goldman Sachs International	14,500	10/22/25	EUR	106.38	EUR	1,452	(24,070)
Konami Group Corp.	Bank of America N.A.	11,300	10/29/25	JPY	22,982.18	JPY	241,076	(6,919)
Nintendo Co. Ltd.	BNP Paribas SA	22,600	10/29/25	JPY	14,463.75	JPY	289,165	(20,419)
Accton Technology Corp.	JPMorgan Chase Bank N.A.	32,000	11/04/25	TWD	1,065.30	TWD	33,727	(56,739)
Elite Material Co. Ltd.	JPMorgan Chase Bank N.A.	52,000	11/04/25	TWD	1,429.43	TWD	64,141	(26,774)
Siemens Energy AG	Barclays Bank PLC	7,000	11/04/25	EUR	101.40	EUR	701	(33,139)
Accton Technology Corp.	JPMorgan Chase Bank N.A.	71,000	11/05/25	TWD	1,015.04	TWD	74,832	(185,111)
SiteMinder Ltd.	Morgan Stanley & Co. International PLC	90,000	11/05/25	AUD	7.65	AUD	648	(14,673)
Tencent Music Entertainment Group, ADR	Morgan Stanley & Co. International PLC	65,200	11/06/25	USD	26.75	USD	1,522	(24,266)
NVIDIA Corp.	Goldman Sachs International	42,500	11/07/25	USD	191.26	USD	7,930	(362,980)
Tower Semiconductor Ltd.	BNP Paribas SA	44,700	11/07/25	USD	69.94	USD	3,232	(296,958)
								$ (1,864,970)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Term Trust (BSTZ)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 19,953,424	$ —	$ —	$ 19,953,424
Automobiles	18,113,890	—	—	18,113,890
Broadline Retail	27,961,487	—	—	27,961,487
Capital Markets	21,464,915	—	—	21,464,915
Communications Equipment	37,232,767	21,059,956	—	58,292,723
Consumer Finance	11,287,020	—	—	11,287,020
Diversified Consumer Services	—	—	—	—
Electrical Equipment	—	27,721,432	—	27,721,432
Electronic Equipment, Instruments & Components	79,033,986	12,424,665	—	91,458,651
Entertainment	79,975,232	21,201,443	—	101,176,675
Financial Services	6,131,458	38,191,792	—	44,323,250
Independent Power and Renewable Electricity Producers	16,506,020	—	—	16,506,020
IT Services	55,401,819	—	10,835,390	66,237,209
Life Sciences Tools & Services	10,913,283	—	—	10,913,283
Media	7,697,137	—	—	7,697,137
Professional Services	13,470,839	—	—	13,470,839
Semiconductors & Semiconductor Equipment	344,392,453	62,225,338	—	406,617,791
Software	125,064,501	26,806,479	61,236,577	213,107,557
Technology Hardware, Storage & Peripherals	22,600,037	12,685,398	—	35,285,435
Preferred Securities
Preferred Stocks	—	—	475,310,665	475,310,665
Short-Term Securities
Money Market Funds	26,804,793	—	—	26,804,793
	$924,005,061	$222,316,503	$547,382,632	$1,693,704,196
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (7,890,429)	$ (2,453,649)	$ —	$ (10,344,078)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 107,161,463	$ 419,768,363	$ 526,929,826
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(5,699,998)	(11,988,162)	(17,688,160)
Net change in unrealized appreciation (depreciation)(a)	(6,046,347)	45,542,343	39,495,996

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Term Trust (BSTZ)

	Common Stocks	Preferred Stocks	Total
Purchases	$ 11,845	$ 21,999,968	$ 22,011,813
Sales	(23,354,996)	(11,847)	(23,366,843)
Closing balance, as of September 30, 2025	$ 72,071,967	$ 475,310,665	$ 547,382,632
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(a)	$ 8,342,227	$ 42,071,631	$ 50,413,858

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$72,071,967	Market	Revenue Multiple	1.30x - 18.91x	15.39x
			Volatility	70% - 80%	80%
			Time to Exit	3.0 - 3.0 years	3.0 years

Preferred Stocks	475,310,665	Market	Revenue Multiple	1.50x - 20.80x	14.45x
			Time to Exit	3.0 - 4.0 years	3.8 years
			Volatility	36% - 90%	72%
			Market Adjustment Multiple	1.00x -1.10x	1.03x
			Gross Profit Multiple	8.50x	—
	$547,382,632

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
Consolidated Schedule of Investments